Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

(14) Property, plant and equipment

As of December 31, 2020, 2019 and 2018, property, plant and equipment are comprised as follows:

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2020	Additions	Disposals	effect	2020
Land	$1,553,499	102,847	(5,900)	4,982	1,655,428
Buildings and construction	12,340,405	686,270	(297,490)	92,008	12,821,193
Machinery and equipment	15,866,952	1,240,779	(145,320)	154,497	17,116,908
Transportation equipment	2,111,999	462,344	(130,089)	1,380	2,445,634
Computer equipment	134,481	13,784	(244)	3,096	151,117
Furniture	190,289	21,325	(6,463)	782	205,933
Leasehold improvements	3,598	4,439	—	—	8,037
Construction in progress	1,459,922	220,493	—	(4,521)	1,675,894
Total	$33,661,145	2,752,281	(585,506)	252,224	36,080,144

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2020	for the year	Disposals	effect	2020
Buildings and construction	$(5,750,971)	(299,865)	229,718	(15,632)	(5,836,750)
Machinery and equipment	(8,253,772)	(1,048,758)	96,589	(61,396)	(9,267,337)
Transportation equipment	(856,429)	(204,384)	96,553	(1,275)	(965,535)
Computer equipment	(107,016)	(21,721)	160	(1,610)	(130,187)
Furniture	(136,311)	(15,575)	5,863	(490)	(146,513)
Total	$(15,104,499)	(1,590,303)	428,883	(80,403)	(16,346,322)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2019	Additions	Disposals	effect	2019
Land	$1,378,090	209,752	(30,677)	(3,666)	1,553,499
Buildings and construction	11,943,476	472,095	(7,478)	(67,688)	12,340,405
Machinery and equipment	15,182,044	891,008	(92,623)	(113,477)	15,866,952
Transportation equipment	1,792,273	474,960	(154,116)	(1,118)	2,111,999
Computer equipment	136,183	3,828	(3,257)	(2,273)	134,481
Furniture	178,455	17,684	(5,295)	(555)	190,289
Leasehold improvements	4,350	—	(752)	—	3,598
Construction in progress	1,501,697	—	(38,065)	(3,710)	1,459,922
Total	$32,116,568	2,069,327	(332,263)	(192,487)	33,661,145

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2019	for the year	Disposals	effect	2019
Buildings and construction	$(5,536,825)	(230,450)	2,199	14,105	(5,750,971)
Machinery and equipment	(7,505,222)	(874,447)	65,136	60,761	(8,253,772)
Transportation equipment	(829,664)	(134,708)	106,955	988	(856,429)
Computer equipment	(98,034)	(13,635)	3,145	1,508	(107,016)
Furniture	(128,647)	(12,151)	4,109	378	(136,311)
Total	$(14,098,392)	(1,265,391)	181,544	77,740	(15,104,499)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2018	Additions	Disposals	effect	2018
Land	$1,353,643	24,400	—	47	1,378,090
Buildings and construction	11,440,284	513,033	(11,546)	1,705	11,943,476
Machinery and equipment	14,021,881	1,255,026	(96,727)	1,864	15,182,044
Transportation equipment	1,773,153	101,645	(82,543)	18	1,792,273
Computer equipment	125,991	10,441	(318)	69	136,183
Furniture	169,752	12,985	(4,258)	(24)	178,455
Leasehold improvements	2,661	1,689	—	—	4,350
Construction in progress	1,435,147	63,364	—	3,186	1,501,697
Total	$30,322,512	1,982,583	(195,392)	6,865	32,116,568

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2018	for the year	Disposals	effect	2018
Buildings and construction	$(5,323,314)	(221,565)	9,315	(1,261)	(5,536,825)
Machinery and equipment	(6,706,824)	(857,930)	66,578	(7,046)	(7,505,222)
Transportation equipment	(771,406)	(118,439)	60,276	(95)	(829,664)
Computer equipment	(81,504)	(16,598)	305	(237)	(98,034)
Furniture	(119,423)	(12,385)	3,218	(57)	(128,647)
Total	$(13,002,471)	(1,226,917)	139,692	(8,696)	(14,098,392)

	December 31,
Carrying amounts, net	2020	2019	2018
Land	$1,655,428	1,553,499	1,378,090
Buildings and construction	6,984,443	6,589,434	6,406,651
Machinery and equipment	7,849,571	7,613,180	7,676,822
Transportation equipment	1,480,099	1,255,570	962,609
Computer equipment	20,930	27,465	38,149
Furniture	59,420	53,978	49,808
Leasehold improvements	8,037	3,598	4,350
Construction in progress	1,675,894	1,459,922	1,501,697
Total	$19,733,822	18,556,646	18,018,176

Additions of property, plant and equipment in 2020 include assets acquired through business combinations of $383,680 that consist of the following:

Land	$62,050
Buildings and construction	231,264
Machinery and equipment	73,332
Transportation equipment	4,825
Computer equipment	1,761
Furniture	1,115
Construction in progress	9,333
Total	$383,680

Depreciation expense during the years ended December 31, 2020, 2019 and 2018 was $1,590,303,  $1,265,391 and $1,226,917, respectively, which was charged to cost of sales and operating expenses.